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                                                          FILE NUMBER 028-00568

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                                   FORM 13 F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                               Washington, D.C.

       Report for the Calendar Year or Quarter Ended September 30, 2012

                     If amended report check here: ______

Name of Institutional Investment Manager:

Torray LLC

Business Address:

7501 Wisconsin Avenue, Suite 750 West, Bethesda, MD 20814-6519

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 9th day of November, 2012.


                                             By:  /s/ William M Lane
                                                  ------------------------------
                                                  William M Lane, Vice President
                                                  for Torray LLC

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   Torray LLC
   FORM 13F
   As of September 30, 2012

                                                                               Voting Authority
                                                                               ---------------
                                              Value   Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer               Class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
--------------               ----- --------- -------- ------- --- ---- ------- --------  ------ ------ ----
3M Company..................  COM  88579Y101  11839   128100  SH        Sole             128100
AT&T........................  COM  00206R102   9471   251230  SH        Sole             251230
Accenture...................  COM  G1151C101   3943    56301  SH        Sole              56301
Adobe Systems...............  COM  00724F101   2525    77851  SH        Sole              77851
American Express............  COM  025816109  11145   196003  SH        Sole             196003
American Tower..............  COM  03027X100   4251    59547  SH        Sole              59547
Amphenol....................  COM  032095101   3019    51282  SH        Sole              51282
Apple.......................  COM  037833100   5038     7552  SH        Sole               7552
Automatic Data Processing...  COM  053015103   8303   141536  SH        Sole             141536
Baxter International........  COM  071813109  15932   264350  SH        Sole             264350
Becton Dickinson............  COM  075887109  11289   143700  SH        Sole             143700
Boardwalk Pipeline Partners.  COM  096627104    279    10000  SH        Sole              10000
CenturyLink.................  COM  156700106    303     7500  SH        Sole               7500
Chesapeake Energy Corp......  COM  165167107   8653   458580  SH        Sole             458580
Chevron.....................  COM  166764100    210     1800  SH        Sole               1800
Chubb.......................  COM  171232101  13288   174200  SH        Sole             174200
Cintas......................  COM  172908105  13845   334186  SH        Sole             334186
Cisco Systems...............  COM  17275R102  11166   584770  SH        Sole             584770
Coach.......................  COM  189754104   2354    42018  SH        Sole              42018
Colgate-Palmolive...........  COM  194162103  11702   109144  SH        Sole             109144
Compass Minerals............  COM  20451N101   2550    34184  SH        Sole              34184
ConocoPhillips..............  COM  20825C104    976    17075  SH        Sole              17075
Core Laboratories...........  COM  N22717107   1827    15037  SH        Sole              15037
Cummins.....................  COM  231021106   2594    28131  SH        Sole              28131
Danaher.....................  COM  235851102   3880    70360  SH        Sole              70360
Duke Energy.................  COM  26441c204    489     7550  SH        Sole               7550
Dupont (EI) deNemours.......  COM  263534109  10872   216280  SH        Sole             216280
E M C Corporation...........  COM  268648102  11738   430436  SH        Sole             430436
EOG Resources...............  COM  26875P101   3866    34499  SH        Sole              34499
Eaton.......................  COM  278058102  11238   237740  SH        Sole             237740
Enbridge....................  COM  29250N105   3894    99775  SH        Sole              99775
Enbridge Energy Partners....  COM  29250R106    339    11500  SH        Sole              11500
Enterprise Products Prtnrs..  COM  293792107    536    10000  SH        Sole              10000
Fiserv......................  COM  337738108   3250    43896  SH        Sole              43896
Franklin Resources..........  COM  354613101   2979    23815  SH        Sole              23815
Gannett.....................  COM  364730101  11073   623810  SH        Sole             623810
General Electric............  COM  369604103  15805   695965  SH        Sole             695965
Genl Dynamics Corp..........  COM  369550108   9587   145000  SH        Sole             145000
Gilead Sciences.............  COM  375558103   3346    50441  SH        Sole              50441
Hewlett Packard.............  COM  428236103   6016   352620  SH        Sole             352620
Intel.......................  COM  458140100  10353   456986  SH        Sole             456986
Intl Business Machines......  COM  459200101  14824    71460  SH        Sole              71460
JPMorgan Chase..............  COM  46625H100    360     8900  SH        Sole               8900
Johnson & Johnson...........  COM  478160104  14360   208387  SH        Sole             208387
Kinder Morgan Energy LP.....  COM  494550106    413     5000  SH        Sole               5000
Lockheed Martin.............  COM  539830109    448     4800  SH        Sole               4800
Loews.......................  COM  540424108  14907   361300  SH        Sole             361300
MICROS Systems..............  COM  594901100   2270    46180  SH        Sole              46180
Marsh & McLennan............  COM  571748102  13100   386075  SH        Sole             386075
Merck.......................  COM  58933Y105    692    15350  SH        Sole              15350
Nike........................  COM  654106103   2505    26389  SH        Sole              26389
Novo-Nordisk................  COM  670100205   2370    15015  SH        Sole              15015
Oracle......................  COM  68389X105   2385    75803  SH        Sole              75803
PepsiCo.....................  COM  713448108   2420    34201  SH        Sole              34201
Plains All Amer Pipeline LP.  COM  726503105    441     5000  SH        Sole               5000
Praxair.....................  COM  74005P104   2752    26492  SH        Sole              26492
Precision Castparts.........  COM  740189105   3323    20346  SH        Sole              20346

                                                                          Voting Authority
                                                                          ---------------
                                         Value   Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer          Class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
--------------          ----- --------- -------- ------- --- ---- ------- --------  ------ ------ ----
Procter Gamble.........  COM  742718109   10553  152150  SH        Sole             152150
Qualcomm...............  COM  747525103    2967   47495  SH        Sole              47495
Schlumberger...........  COM  806857108     403    5575  SH        Sole               5575
Seadrill Limited.......  COM  G7945E105     294    7500  SH        Sole               7500
Sysco..................  COM  871829107   12992  415470  SH        Sole             415470
Tupperware Brands......  COM  899896104   13464  251241  SH        Sole             251241
United Technologies....  COM  913017109    3296   42097  SH        Sole              42097
UnitedHealth Group.....  COM  91324P102    8793  158690  SH        Sole             158690
Varian Medical Systems.  COM  92220P105    2262   37499  SH        Sole              37499
Vertex Pharmaceuticals.  COM  92532F100    2809   50268  SH        Sole              50268
Visa...................  COM  92826C839    4012   29875  SH        Sole              29875
Walgreen...............  COM  931422109   11586  317950  SH        Sole             317950
Wellpoint Hlth Ntwk....  COM  94973V107    6194  106770  SH        Sole             106770
Wells Fargo............  COM  949746101   14157  410000  SH        Sole             410000
Western Union..........  COM  959802109   12386  679800  SH        Sole             679800
Williams Partners......  COM  96950F104     273    5000  SH        Sole               5000
XL Group...............  COM  G98290102     327   13600  SH        Sole              13600
                                         ------
                                         450102
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